OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	February 29, 2016
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 35.0%
Aerospace & Defense 0.7%
L-3 Communications Corp.
05/28/17	1.500%	$7,000,000	$6,913,277
Lockheed Martin Corp.
11/23/18	1.850%	7,325,000	7,312,049
Total			14,225,326
Automotive 0.4%
Ford Motor Credit Co. LLC
01/16/18	2.375%	7,500,000	7,482,098
Banking 10.4%
BB&T Corp. (a)
12/01/16	0.844%	6,425,000	6,417,785
Bank of America Corp. (a)
01/15/19	1.361%	19,000,000	19,069,749
Bank of Montreal (a)
07/14/17	0.571%	6,000,000	5,980,494
Bank of New York Mellon Corp. (The) (a)
05/22/18	0.758%	7,055,000	7,043,112
Barclays Bank PLC (a)
02/17/17	0.944%	6,400,000	6,396,384
Bear Stearns Companies LLC (The)
02/01/18	7.250%	13,000,000	14,340,144
Canadian Imperial Bank of Commerce (a)
07/18/16	0.835%	4,725,000	4,729,229
Capital One NA (a)
02/05/18	1.014%	7,000,000	6,955,067
Citigroup, Inc.
12/07/18	2.050%	13,460,000	13,388,891
Discover Bank
06/04/20	3.100%	6,500,000	6,521,645
Fifth Third Bank
02/28/18	1.450%	6,000,000	5,945,610
Goldman Sachs Group, Inc. (The) (a)
11/15/18	1.462%	11,000,000	11,044,671
HSBC USA, Inc.
08/07/18	2.000%	7,050,000	7,048,245
Huntington National Bank (The)
06/30/18	2.000%	6,000,000	5,962,212
ING Bank NV (a)(b)
03/16/18	1.068%	6,000,000	5,970,000
KeyBank NA
06/01/18	1.700%	5,425,000	5,387,020
Lloyds Bank PLC
03/28/17	4.200%	6,850,000	7,060,500
Manufacturers & Traders Trust Co.
01/30/19	2.300%	5,000,000	5,010,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Morgan Stanley
04/01/18	6.625%	$9,000,000	$9,868,770
PNC Bank NA
01/28/19	2.200%	7,000,000	7,022,855
Regions Financial Corp.
05/15/18	2.000%	7,000,000	6,950,531
Royal Bank of Canada (a)
09/09/16	0.937%	6,000,000	6,004,662
Toronto-Dominion Bank (The)
04/30/18	1.400%	6,095,000	6,044,101
U.S. Bancorp (a)
11/15/18	0.852%	7,500,000	7,501,192
Wells Fargo & Co. (a)
04/23/18	0.946%	8,000,000	7,995,128
Westpac Banking Corp. (a)
12/01/17	0.784%	7,000,000	6,969,620
Total			202,627,647
Cable and Satellite 0.4%
NBCUniversal Enterprise, Inc. (a)(b)
04/15/18	1.006%	7,000,000	6,988,324
Chemicals 0.6%
Eastman Chemical Co.
06/01/17	2.400%	4,550,000	4,574,829
LyondellBasell Industries NV
04/15/19	5.000%	6,000,000	6,382,794
Total			10,957,623
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
11/13/18	1.800%	5,500,000	5,504,081
John Deere Capital Corp. (a)
01/16/18	0.607%	5,394,000	5,374,010
Total			10,878,091
Electric 2.5%
Dominion Resources, Inc.
06/15/18	1.900%	7,000,000	6,932,457
Duke Energy Corp.
08/15/17	1.625%	5,790,000	5,782,178
Exelon Corp.
06/15/20	2.850%	6,000,000	5,967,198
National Rural Utilities Cooperative Finance Corp.
03/01/16	3.050%	1,000,000	1,003,334
Nevada Power Co.
03/15/16	5.950%	5,275,000	5,325,977

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	$7,000,000	$6,974,940
Ohio Power Co.
06/01/16	6.000%	1,000,000	1,018,536
Southern Power Co.
12/01/17	1.850%	5,550,000	5,547,597
TransAlta Corp.
06/03/17	1.900%	6,000,000	5,827,164
WEC Energy Group, Inc.
06/15/18	1.650%	5,000,000	4,956,805
Total			49,336,186
Finance Companies 0.7%
GE Capital International Funding Corp. (b)
04/15/16	0.964%	13,402,000	13,408,044
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc. (a)
01/27/17	0.513%	6,000,000	5,983,560
ConAgra Foods, Inc.
03/15/18	2.100%	2,943,000	2,934,041
Diageo Capital PLC
05/11/17	1.500%	5,000,000	4,997,375
General Mills, Inc. (a)
01/29/16	0.624%	5,000,000	5,000,088
Kraft Heinz Foods Co. (b)
07/02/18	2.000%	6,000,000	5,971,680
PepsiCo, Inc. (a)
07/17/17	0.565%	7,000,000	7,002,478
SABMiller Holdings, Inc. (b)
01/15/17	2.450%	4,832,000	4,869,221
Total			36,758,443
Health Care 1.2%
Becton Dickinson and Co.
05/15/17	1.450%	6,000,000	5,974,650
Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,613,178
Express Scripts Holding Co.
02/15/17	2.650%	5,000,000	5,049,105
McKesson Corp.
03/10/17	1.292%	5,000,000	4,985,945
Medtronic, Inc.
03/15/20	2.500%	5,000,000	5,035,475
Total			23,658,353

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.3%
UnitedHealth Group, Inc.
12/15/17	1.400%	$5,510,000	$5,493,784
Independent Energy 1.3%
Anadarko Petroleum Corp.
09/15/16	5.950%	5,000,000	5,137,785
Canadian Natural Resources Ltd.
05/15/17	5.700%	5,668,000	5,789,063
Devon Energy Corp.
12/15/18	2.250%	5,000,000	4,563,315
Southwestern Energy Co.
02/01/18	7.500%	5,000,000	4,250,000
Woodside Finance Ltd. (b)
03/01/19	8.750%	4,326,000	4,963,060
Total			24,703,223
Integrated Energy 0.8%
BP Capital Markets PLC (a)
11/07/16	0.764%	7,500,000	7,489,913
Petro-Canada
05/15/18	6.050%	2,300,000	2,465,434
Shell International Finance BV
11/10/18	1.625%	6,000,000	5,966,910
Total			15,922,257
Life Insurance 0.9%
American International Group, Inc.
01/16/18	5.850%	5,955,000	6,414,720
MetLife Global Funding I (b)
01/10/18	1.500%	6,000,000	5,968,488
Prudential Financial, Inc.
08/15/18	2.300%	4,371,000	4,402,209
Total			16,785,417
Media and Entertainment 1.0%
21st Century Fox America, Inc.
10/17/16	8.000%	3,670,000	3,860,825
British Sky Broadcasting Group PLC (b)
02/15/18	6.100%	4,635,000	4,991,186
Scripps Networks Interactive, Inc.
11/15/19	2.750%	5,000,000	4,918,110
Thomson Reuters Corp.
05/23/16	0.875%	5,000,000	4,996,100
Total			18,766,221
Metals 0.5%
Rio Tinto Finance USA PLC
08/21/17	1.625%	5,000,000	4,928,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale Overseas Ltd.
01/11/22	4.375%	$7,000,000	$5,297,803
Total			10,226,053
Midstream 1.8%
Columbia Pipeline Group, Inc. (b)
06/01/20	3.300%	6,445,000	6,275,542
Enterprise Products Operating LLC
02/01/16	3.200%	5,138,000	5,147,156
Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	6,501,281
Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,111,798
TransCanada PipeLines Ltd. (a)
06/30/16	1.283%	7,000,000	6,987,890
Williams Partners LP
03/15/22	3.600%	6,000,000	4,718,514
Total			35,742,181
Natural Gas 0.6%
NiSource Finance Corp.
01/15/19	6.800%	5,144,000	5,770,750
Southern California Gas Co.
06/15/18	1.550%	6,500,000	6,476,639
Total			12,247,389
Oil Field Services 0.6%
Halliburton Co.
09/15/18	5.900%	5,500,000	6,013,227
Noble Holding International Ltd.
08/01/20	4.900%	7,275,000	5,529,589
Total			11,542,816
Pharmaceuticals 1.7%
AbbVie, Inc.
11/06/17	1.750%	6,200,000	6,187,966
Actavis Funding SCS
06/15/19	2.450%	7,449,000	7,368,462
Amgen, Inc.
05/22/19	2.200%	6,000,000	5,992,428
Gilead Sciences, Inc.
09/04/18	1.850%	5,000,000	5,021,760
Merck & Co, Inc.
05/18/18	1.300%	5,054,000	5,042,143
Roche Holdings, Inc. (b)
09/30/19	2.250%	3,205,000	3,221,733
Total			32,834,492

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 1.3%
ACE INA Holdings, Inc.
02/15/17	5.700%	$4,000,000	$4,185,404
Berkshire Hathaway Finance Corp. (a)
08/14/17	0.487%	5,500,000	5,487,328
CNA Financial Corp.
08/15/16	6.500%	4,500,000	4,633,465
Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	4,500,000	4,948,974
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	5,000,000	5,299,925
Total			24,555,096
Refining 0.3%
Marathon Petroleum Corp.
12/14/18	2.700%	5,760,000	5,695,736
Retail REIT 0.6%
Kimco Realty Corp.
02/01/18	4.300%	5,000,000	5,213,040
Simon Property Group LP
02/01/19	2.200%	7,000,000	7,035,735
Total			12,248,775
Retailers 0.5%
CVS Health Corp.
07/20/18	1.900%	6,350,000	6,346,209
Lowes Companies, Inc. (a)
09/14/18	1.102%	3,778,000	3,789,002
Total			10,135,211
Technology 1.3%
Apple, Inc. (a)
05/06/19	0.637%	5,700,000	5,672,081
Cisco Systems, Inc. (a)
06/15/18	0.822%	6,000,000	5,987,406
Hewlett Packard Enterprise Co. (b)
10/15/20	3.600%	6,000,000	6,013,770
Oracle Corp. (a)
01/15/19	0.901%	7,600,000	7,606,042
Total			25,279,299
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
10/15/17	6.375%	6,275,000	6,736,005
Wirelines 1.9%
AT&T, Inc.
06/30/20	2.450%	9,000,000	8,863,416

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
DIRECTV Holdings LLC/Finance Co., Inc.
03/15/20	5.200%	$5,275,000	$5,712,862
Deutsche Telekom International Finance BV
08/20/18	6.750%	3,700,000	4,124,638
Orange SA
09/14/16	2.750%	5,000,000	5,056,175
Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,077,608
Verizon Communications, Inc.
03/15/21	3.450%	9,000,000	9,207,810
Total			37,042,509
Total Corporate Bonds & Notes (Cost: $691,496,412)			$682,276,599

Residential Mortgage-Backed Securities - Agency 1.8%
Federal Home Loan Mortgage Corp.
03/01/17-10/01/21	6.000%	452,751	482,072
04/01/17	6.500%	488,737	498,475
09/01/17-09/01/22	5.500%	3,434,101	3,677,475
11/01/17-07/01/25	5.000%	3,885,861	4,170,239
03/01/19-10/01/24	4.500%	1,927,975	2,066,616
06/01/21-09/01/26	3.500%	918,023	961,893
05/01/24-07/01/26	4.000%	3,349,793	3,536,244
Federal Home Loan Mortgage Corp. (a)
03/01/34	2.483%	284,313	301,484
07/01/36	2.485%	8,945	9,451
08/01/36	2.454%	169,474	180,064
12/01/36	6.140%	114,982	121,900
Federal National Mortgage Association
06/01/17-08/01/17	6.000%	1,192,089	1,219,428
11/01/17-01/01/24	5.500%	6,208,466	6,653,961
07/01/22-08/01/24	5.000%	2,126,660	2,288,280
03/01/24-02/01/27	4.000%	6,815,734	7,222,246
12/01/25-09/01/26	3.500%	31,619	33,179
Federal National Mortgage Association (a)
07/01/33	1.913%	30,625	30,891
04/01/36	2.527%	73,880	78,550
09/01/37	2.533%	37,959	38,912
CMO Series 2003-W11 Class A1
06/25/33	3.591%	23,689	24,795
Federal National Mortgage Association (c)
CMO PO Series G-15 Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/25/21	0.000%	$4,539	$4,434
Federal National Mortgage Association (d)
10/01/24	5.500%	479,775	523,779
02/01/25	4.000%	455,970	482,456
Government National Mortgage Association
09/20/21	6.000%	81,226	85,496
Government National Mortgage Association (a)
07/20/18	3.000%	39,222	39,881
04/20/22-03/20/30	1.750%	671,289	691,829
Total Residential Mortgage-Backed Securities - Agency (Cost: $34,476,301)			$35,424,030

Residential Mortgage-Backed Securities - Non-Agency 2.8%
Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1 (a)(b)
08/26/35	2.740%	3,132,866	3,155,222
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2009-12 Class 9A1
05/26/36	2.805%	3,395,949	3,419,430
JPMorgan Resecuritization Trust (b)
CMO Series 2010-4 Class 3A2
04/26/35	4.500%	2,176,244	2,214,356
Mill City Mortgage Trust CMO Series 15-1 Class A1 (b)
06/25/56	2.230%	10,093,708	10,069,197
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-1A Class A
06/25/58	1.270%	4,051,380	4,008,861
CMO Series 2013-2A Class A
12/25/65	1.780%	4,116,314	4,112,849
CMO Series 2013-3A Class A
09/25/57	1.870%	8,219,172	8,187,802
Towd Point Mortgage Trust (b)
CMO Series 15-6 Class A1
04/25/55	3.500%	10,388,171	10,453,619
CMO Series 2015-4 Class A1
04/26/55	3.500%	7,162,496	7,256,445
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)
12/27/46	2.844%	2,103,948	2,088,831
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $55,326,166)			$54,966,612

Commercial Mortgage-Backed Securities - Agency 11.1%
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	265,362	266,330
Series 2011-20 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

04/16/32	1.883%	$2,272,888	$2,273,775
Series 2011-31 Class A
12/16/35	2.210%	916,275	917,167
Series 2012-1 Class AB
09/16/33	1.999%	1,122,619	1,123,803
Series 2012-142 Class A
05/16/37	1.105%	7,057,071	6,936,083
Series 2012-22 Class AB
03/16/33	1.661%	857,404	857,799
Series 2012-4 Class A
05/16/40	2.120%	10,214,676	10,295,707
Series 2012-58 Class A
01/16/40	2.500%	12,120,476	12,255,670
Series 2012-79 Class A
04/16/39	1.800%	11,141,433	11,017,320
Series 2012-9 Class A
05/16/39	3.220%	1,049,661	1,060,505
Series 2013-118 Class AC
06/16/36	1.700%	4,751,855	4,701,124
Series 2013-12 Class A
10/16/42	1.410%	12,124,910	11,882,563
Series 2013-126 Class AB
04/16/38	1.540%	6,825,749	6,704,351
Series 2013-17 Class AF
11/16/43	1.210%	8,165,178	7,980,823
Series 2013-17 Class AH
10/16/43	1.558%	10,181,343	10,017,002
Series 2013-194 Class AB
05/16/38	2.250%	8,903,661	8,930,550
Series 2013-2 Class AB
12/16/42	1.600%	11,923,243	11,792,046
Series 2013-30 Class A
05/16/42	1.500%	7,385,486	7,220,653
Series 2013-32 Class AB
01/16/42	1.900%	5,711,993	5,642,700
Series 2013-33 Class A
07/16/38	1.061%	21,258,796	20,595,177
Series 2013-35 Class A
02/16/40	1.618%	6,998,206	6,879,931
Series 2013-40 Class A
10/16/41	1.511%	11,112,324	10,933,515
Series 2013-45 Class A
10/16/40	1.450%	6,200,587	6,098,648
Series 2013-50 Class AH
06/16/39	2.100%	10,690,169	10,635,326
Series 2013-57 Class A
06/16/37	1.350%	9,942,050	9,804,552
Series 2013-61 Class A
01/16/43	1.450%	12,662,852	12,380,309
Series 2014-135 Class AD
08/16/45	2.400%	3,226,042	3,228,549
Series 2015-109 Class A
02/16/40	2.528%	2,456,934	2,473,500
Series 2015-78 Class A
06/16/40	2.918%	5,907,135	6,010,510
Series 2015-85 Class AF

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

05/16/44	2.400%	$5,686,760	$5,718,163

Total Commercial Mortgage-Backed Securities - Agency
(Cost: $221,460,373)			$216,634,151

Commercial Mortgage-Backed Securities - Non-Agency 10.0%

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A1A
12/11/38	5.189%	1,093,942	1,117,472
Series 2006-PW14 Class A4
12/11/38	5.201%	3,800,128	3,873,514
Series 2006-T24 Class A4
10/12/41	5.537%	5,325,682	5,396,089
Bear Stearns Commercial Mortgage Securities Trust (a)
Series 2007-PW16 Class A4
06/11/40	5.722%	4,136,067	4,234,105
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	7,401,403	7,675,323
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (a)
04/15/47	5.484%	15,329,817	15,755,526
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	14,332,060	14,602,452
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	5,806,476	5,783,151
Commercial Mortgage Trust
Series 2006-C8 Class A1A
12/10/46	5.292%	3,348,876	3,425,337
Series 2006-C8 Class A4
12/10/46	5.306%	1,354,210	1,378,336
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	10,129,619	10,112,196
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 Class A4
04/15/43	5.475%	1,902,159	1,901,745
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2006-LDP7 Class A1A
04/15/45	5.909%	10,926,336	11,031,138
Series 2007-LD11 Class ASB
06/15/49	5.774%	699,586	711,892
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	15,309,889	15,712,357
LB-UBS Commercial Mortgage Trust (a)
Series 2006-C4 Class A4
06/15/38	5.820%	8,405,235	8,478,914
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	14,320,000	14,645,223
Series 2007-IQ13 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

03/15/44	5.364%	$8,450,000	$8,673,709
Morgan Stanley Capital I Trust (a)
Series 2007-T27 Class A4
06/11/42	5.645%	14,794,453	15,456,938
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4A
08/12/45	5.795%	11,875,131	12,199,481
Series 2010-GG10 Class A4A
08/15/45	5.795%	14,384,287	14,761,060
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A1A
03/15/45	5.557%	3,697,967	3,693,507
Series 2006-C26 Class A3
06/15/45	6.011%	5,912,212	5,941,020
Series 2006-C29 Class A1A
11/15/48	5.297%	9,338,214	9,544,963

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $203,341,029)			$196,105,448

Asset-Backed Securities - Non-Agency 18.7%

AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3 Class A7 (a)(e)
07/25/28	0.902%	14,774	13,109
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.942%	1,970,666	1,968,445
Access Group, Inc. Series 2004A Class A2 (a)
04/25/29	0.580%	6,523,535	6,440,640
AmeriCredit Automobile Receivables Trust Subordinated, Series 2013-4 Class B
09/10/18	1.660%	2,660,000	2,659,563
AmeriCredit Automobile Receivables Series 2015-4 Class A2A
04/08/19	1.260%	5,500,000	5,487,375
American Credit Acceptance Receivables Trust (b)
Series 2013-1 Class A
04/16/18	1.450%	21,687	21,687
Series 2014-3 Class A
08/10/18	0.990%	1,232,107	1,231,670
Series 2015-2 Class A
06/12/19	1.570%	2,492,942	2,487,856
Series 2015-3 Class A
09/12/19	1.950%	3,589,841	3,579,027
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (b)
12/11/17	1.570%	8,125,000	8,069,209
BMW Floorplan Master Owner Trust Series 2015-1A Class A (a)(b)
07/15/20	0.831%	10,205,000	10,179,723
CCG Receivables Trust (b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2013-1 Class A2
08/14/20	1.050%	$698,923	$698,942
Series 2014-1 Class A2
11/15/21	1.060%	2,264,440	2,259,901
CIT Equipment Collateral Series 2014-VT1 Class A2 (b)
05/22/17	0.860%	7,878,615	7,874,703
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	0.931%	14,150,000	14,132,707
California Republic Auto Receivables Trust
Series 2014-3 Class A3
11/15/18	1.090%	4,925,000	4,921,659
Series 2015-2 Class A2
02/15/18	0.880%	5,376,450	5,371,131
California Republic Auto Receivables Trust (b)
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	2,470,000	2,471,437
Capital Auto Receivables Asset Trust
Series 2014-3 Class A2
12/20/17	1.180%	8,080,000	8,068,052
Series 2015-1 Class A1A
07/20/17	0.950%	1,315,000	1,313,790
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	121,259	121,270
Series 2014-1A Class A
12/17/18	1.460%	1,222,851	1,220,969
Series 2015-1A Class A
06/15/21	1.750%	4,840,062	4,786,566
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.519%	2,483,706	2,502,912
Series 2014-1A Class A
03/07/26	0.689%	9,171,675	9,159,523
Cityscape Home Equity Loan Trust Series 1997-C Class A3 (a)(e)(f)(g)
07/25/28	7.380%	607,537	1
DT Auto Owner Trust (b)
Series 2014-3A Class A
04/16/18	0.980%	2,934,060	2,931,734
Series 2015-2A Class A
09/17/18	1.240%	2,779,775	2,779,974
Series 2015-3A Class A
03/15/19	1.660%	6,032,085	6,015,841
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	3,649,728	3,656,210
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	5,655,000	5,653,822
Series 2015-BA Class A3
06/15/18	1.300%	3,020,000	3,016,570
Series 2015-CA Class A3
10/15/18	1.380%	1,885,000	1,882,261
Series 2015-DA Class A2A
06/15/18	1.230%	3,100,000	3,096,219

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.170%	$3,731,316	$3,716,551
Enterprise Fleet Financing LLC (b)
Series 2015-1 Class A2
09/20/20	1.300%	5,300,000	5,281,293
Series 2015-2 Class A2
02/22/21	1.590%	2,875,000	2,872,746
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	1,769,064	1,768,712
Series 2014-3A Class A
01/15/19	1.320%	4,662,852	4,653,579
Series 2015-1A Class A
06/17/19	1.600%	4,484,927	4,473,629
Series 2015-2A Class A
11/15/19	1.540%	3,790,672	3,772,282
Series 2015-3A Class A
03/16/20	2.000%	8,982,797	8,951,793
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC) (e)
06/25/25	6.680%	9,590	9,584
First Investors Auto Owner Trust (b)
Series 2013-2A Class A2
03/15/19	1.230%	804,565	804,616
Series 2014-1A Class A2
02/15/18	0.800%	34,762	34,748
Series 2014-3A Class A2
11/15/18	1.060%	4,201,848	4,199,275
Series 2015-2A Class A1
12/16/19	1.590%	2,905,794	2,898,247
Ford Credit Floorplan Master Owner Trust A Series 2014-4 Class A2 (a)
08/15/19	0.681%	900,000	895,936
GE Dealer Floorplan Master Note Trust (a)
Series 2014-1 Class A
07/20/19	0.782%	6,170,000	6,140,888
Series 2014-2 Class A
10/20/19	0.852%	5,075,000	5,065,814
Series 2015-1 Class A
01/20/20	0.902%	3,440,000	3,415,981
GE Equipment Midticket LLC Series 2014-1 Class A3
05/22/18	1.140%	1,645,000	1,637,438
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (a)(b)
05/15/20	0.831%	4,940,000	4,922,651
GreatAmerica Leasing Receivables Funding LLC (b)
Series 2013-1 Class A4
05/15/18	1.160%	4,525,976	4,516,164
Series 2015-1 Class A2
06/20/17	1.120%	1,997,225	1,993,608
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.843%	6,511,087	6,516,323
Series 2014-1 Class A
04/10/28	0.693%	8,921,741	8,925,819

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	$7,238,243	$7,251,330
Series 2014-AA Class A
11/25/26	1.770%	7,386,151	7,288,303
IMC Home Equity Loan Trust Series 1997-3 Class A7
08/20/28	7.080%	46	46
KeyCorp Student Loan Trust Series 1999-A Class A2 (a)
12/27/29	0.933%	1,793,092	1,755,944
MMAF Equipment Finance LLC Series 2015-AA Class A2 (b)
09/18/17	0.960%	2,440,000	2,437,572
MVW Owner Trust (b)
Series 2014-1A Class A
09/22/31	2.250%	2,583,918	2,564,211
Series 2015-1A Class A
12/20/32	2.520%	4,338,330	4,327,504
Macquarie Equipment Funding Trust Series 2014-A Class A2 (b)
11/21/16	0.800%	3,137,668	3,136,603
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.670%	2,254,222	2,239,363
Navient Private Education Loan Trust Series 2015-AA Class A1 (a)(b)
12/15/21	0.831%	3,637,631	3,620,734
Navient Student Loan Trust Series 2014-AA Class A1 (a)(b)
05/16/22	0.811%	2,725,742	2,721,821
Navitas Equipment Receivables LLC Series 2013-1 Class A (b)
11/15/16	1.950%	957,438	956,793
New York City Tax Lien Trust (b)
Series 2014-A Class A
11/10/27	1.030%	197,843	197,513
Series 2015-A Class A
11/10/28	1.340%	1,376,660	1,374,079
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	1,833,446	1,826,784
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	1.112%	717,215	716,099
Prestige Auto Receivables Trust (b)
Series 2014-1A Class A2
03/15/18	0.970%	1,181,229	1,180,539
Series 2015-1 Class A2
02/15/19	1.090%	3,323,192	3,319,566
Residential Funding Mortgage Securities II Series 2003-HS3 Class A2B (NPFGC) (a)(e)
08/25/33	0.712%	2,849	2,666
SLM Private Credit Student Loan Trust (a)
Series 2003-A Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

09/15/20	0.952%	$2,346,706	$2,336,721
Series 2004-B Class A2
06/15/21	0.712%	4,292,575	4,253,704
SLM Private Education Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.331%	315,367	315,578
Series 2012-A Class A1
08/15/25	1.731%	1,197,261	1,201,688
Series 2013-A Class A1
08/15/22	0.931%	2,778,895	2,772,905
Series 2013-B Class A1
07/15/22	0.981%	9,399,384	9,383,037
Series 2013-C Class A1
02/15/22	1.181%	1,278,524	1,278,779
Series 2014-A Class A1
07/15/22	0.931%	2,611,325	2,604,486
SLM Student Loan Trust (a)
Series 2012-6 Class A2
09/25/19	0.702%	4,743,953	4,721,590
SLM Student Loan Trust (a)(b)
Series 2003-12 Class A5
09/15/22	0.792%	388,849	386,327
SMART ABS Series Trust Series 2015-3US Class A2B (a)
04/16/18	1.067%	10,000,000	10,000,189
SMART ABS Trust
Series 2015-1US Class A2A
08/14/17	0.990%	4,137,265	4,136,207
SMART ABS Trust (a)
Series 2013-2US Class A3B
01/14/17	0.747%	420,728	420,691
Series 2014-1US Class A3B
02/14/18	0.717%	5,703,137	5,689,996
SMB Private Education Loan Trust Series 2015-B Class A1 (a)(b)
02/15/23	1.031%	2,436,627	2,433,033
SVO VOI Mortgage LLC Series 2012-AA Class A (b)
09/20/29	2.000%	1,515,879	1,504,111
Santander Drive Auto Receivables Trust Series 2015-1 Class A2A
07/16/18	0.910%	2,286,144	2,284,390
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2011-1A Class A
04/20/26	3.350%	919,790	920,476
Series 2011-2A Class A
05/20/28	3.260%	841,342	844,237
Series 2011-3A Class A
07/20/28	3.370%	1,301,453	1,315,264
Series 2012-1A Class A
11/20/28	2.840%	2,216,643	2,232,750
Series 2012-3A Class A
08/20/29	1.870%	847,780	845,645
Series 2013-1A Class A
11/20/29	1.590%	1,389,282	1,378,197
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	1.112%	1,782,264	1,779,804

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	$4,528,588	$4,481,222
TCF Auto Receivables Owner Trust (b)
Series 2015-1A Class A2
08/15/18	1.020%	3,838,798	3,834,778
Series 2015-2A Class A2
01/15/19	1.640%	7,750,000	7,735,736
Westlake Automobile Receivables Trust (b)
Series 2014-1A Class A2
05/15/17	0.700%	33,060	33,061
Series 2014-2A Class A2
10/16/17	0.970%	1,927,830	1,926,745
Series 2015-1A Class A2
03/15/18	1.170%	9,746,174	9,721,262
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	2,700,000	2,699,094

Total Asset-Backed Securities - Non-Agency
(Cost: $366,668,973)			$365,931,348

Inflation-Indexed Bonds 2.0%

United States 2.0%

U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	39,136,857	39,058,897

Total Inflation-Indexed Bonds
(Cost: $39,568,775)			$39,058,897

U.S. Treasury Obligations 8.9%

U.S. Treasury
08/31/17	0.625%	39,885,000	39,629,497
12/31/18	1.500%	133,305,000	133,909,005

Total U.S. Treasury Obligations
(Cost: $174,276,389)			$173,538,502

U.S. Government & Agency Obligations 6.0%

Federal Farm Credit Banks (a)
03/22/18	0.443%	19,850,000	19,788,227
Federal Home Loan Banks
05/24/17	0.875%	17,500,000	17,475,325
Federal National Mortgage Association
09/18/18	1.875%	77,800,000	78,889,433
Morocco Government AID Bond (a)(e)(g)
05/01/23	0.344%	637,500	613,084

Total U.S. Government & Agency Obligations
(Cost: $117,350,363)			$116,766,069

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(h) 1.0%
Canada 0.7%
Province of Ontario
02/14/18	1.200%	$8,000,000	$7,953,312
Province of Quebec
03/01/16	5.000%	4,806,000	4,837,287
Total			12,790,599
Mexico 0.3%
Petroleos Mexicanos
03/01/18	5.750%	6,000,000	6,246,000
Total Foreign Government Obligations (Cost: $19,231,280)			$19,036,599

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.6%
Illinois 0.6%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$10,550,000	$10,919,778
Total Municipal Bonds (Cost: $10,907,366)			$10,919,778

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.284% (i)(j)	34,592,797	$34,592,797
Total Money Market Funds (Cost: $34,592,797)		$34,592,797
Total Investments (Cost: $1,968,696,224) (k)		$1,945,250,830(l)
Other Assets & Liabilities, Net		5,942,292
Net Assets		$1,951,193,122

At December 31, 2015, securities totaling $681,023 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at December 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	700	USD	152,064,063	03/2016	—	(252,822)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(100)	USD	(11,832,031)	03/2016	25,601	—

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At December 31, 2015, the value of these securities amounted to $442,540,259 or 22.68% of net assets.

(c)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at December 31, 2015 was $638,444, which represents 0.03% of net assets.  Information concerning such security holdings at December 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.902%	12-19-2003	14,671
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-2003 - 06-29-2009	572,589
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25 6.680%	06-24-2004	9,598
Morocco Government AID Bond
05/01/23 0.344%	12-16-2002 - 06-19-2009	625,295
Residential Funding Mortgage Securities II
Series 2003-HS3 Class A2B (NPFGC)
08/25/33 0.712%	09-15-2003	2,849

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2015, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2015, the value of these securities amounted to $613,085, which represents 0.03% of net assets.

(h)	Principal and interest may not be guaranteed by the government.
(i)	The rate shown is the seven-day current annualized yield at December 31, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,368,385	692,149,577	(669,925,165)	34,592,797	37,323	34,592,797

(k)

At December 31, 2015, the cost of securities for federal income tax purposes was approximately $1,968,696,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,363,000
Unrealized Depreciation	(25,808,000)
Net Unrealized Depreciation	$(23,445,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	682,276,599	—	682,276,599
Residential Mortgage-Backed Securities - Agency	—	35,424,030	—	35,424,030
Residential Mortgage-Backed Securities - Non-Agency	—	54,966,612	—	54,966,612
Commercial Mortgage-Backed Securities - Agency	—	216,634,151	—	216,634,151
Commercial Mortgage-Backed Securities - Non-Agency	—	196,105,448	—	196,105,448
Asset-Backed Securities - Non-Agency	—	365,931,347	1	365,931,348
Inflation-Indexed Bonds	—	39,058,897	—	39,058,897
U.S. Treasury Obligations	173,538,502	—	—	173,538,502
U.S. Government & Agency Obligations	—	116,152,985	613,084	116,766,069
Foreign Government Obligations	—	19,036,599	—	19,036,599
Municipal Bonds	—	10,919,778	—	10,919,778
Money Market Funds	—	34,592,797	—	34,592,797
Total Investments	173,538,502	1,771,099,243	613,085	1,945,250,830
Derivatives
Assets
Futures Contracts	25,601	—	—	25,601
Liabilities
Futures Contracts	(252,822)	—	—	(252,822)
Total	173,311,281	1,771,099,243	613,085	1,945,023,609

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	12,368,385	12,368,385	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 22, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 22, 2016